Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 10—INCOME TAXES

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

During the three months ended March 31, 2018 and 2017, the Company recorded an income tax provision of $1.6 million and $3.9 million, respectively, reflecting and effective tax rate of 15.2% and 41.4% for the three months ended March 31, 2018 and 2017, respectively.

NOTE 12—INCOME TAXES

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Income tax expense consists of the following:

(dollars in thousands)	2017	2016	2015
Current:
Federal	$12,097	$9,345	$5,662
State	3,773	2,841	1,973

	15,870	12,186	7,635
Deferred	2,492	1,289	1,361
Deferred tax adjustment for enacted change in tax rate	2,591	—	—
Affordable housing tax credits	316	14	—

	$21,269	$13,489	$8,996

A comparison of the federal statutory income tax rates to the Company’s effective income tax rates as of December 31 follows:

	2017		2016		2015
(dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal tax	$16,379	35.0%	$11,399	35.0%	$7,469	34.0%
State franchise tax, net of federal benefit	3,135	6.7%	2,281	7.0%	1,550	7.1%
Tax-exempt income	(297)	-0.6%	(202)	-0.6%	(203)	-0.9%
Tax impact from enacted change in tax rate	2,591	5.5%	—	0.0%	—	0.0%
Other items, net	(539)	-1.2%%	11	0.0%	180	0.8%

Actual tax expense	$21,269	45.4%	$13,489	41.4%	$8,996	41.0%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”). Among other changes, the Tax Act reduces the U.S. federal corporate tax rate from 35% to 21%. The Company has recorded an income tax expense of $2.6 million related to the re-measurement of federal net deferred tax assets resulting from the permanent reduction in the U.S. statutory corporate tax rate to 21% from 35%.

Deferred taxes are a result of differences between income tax accounting and generally accepted accounting principles with respect to income and expense recognition. The following is a summary of the components of the net deferred tax asset accounts recognized in the accompanying balance sheets as of December 31:

(dollars in thousands)	2017	2016
Deferred tax assets:
Pre-opening expenses	$173	$287
Allowance for loan losses	4,072	5,954
Stock-based compensation	1,973	2,576
Off balance sheet reserve	83	254
Operating loss carryforwards	285	693
Other real estate owned	10	17
Acquisition accounting fair value adjustments	—	1,779
Unrealized loss on AFS securities	186	186
Other	1,968	2,520

	8,750	14,266
Deferred tax liabilities:
Depreciation	(511)	(917)
Acquisition accounting fair value adjustments	(145)	—
Other	(2,008)	(2,252)

	(2,664)	(3,169)

Net deferred tax assets	$6,086	$11,097

The Company has net operating loss carryforwards from acquisitions of approximately $37,000 for federal income and approximately $3.2 million for California franchise tax purposes. Net operating loss carry forwards, to the extent not used will begin to expire in 2027. Net operating loss carryforwards available from acquisitions are substantially limited by Section 382 of the Internal Revenue Code and benefits not expected to be realized due to the limitation have been excluded from the deferred tax asset and net operating loss carryforward amounts noted above. The Company acquired operating loss carryforwards in its acquisitions that were subject to limitations under Section 382 of the Internal Revenue Code. The amount of net operating loss carry forwards the Company was able to utilize amounted to $3.8 million and $11.4 million for federal income and California franchise tax purposes, respectively. These operating loss carryforwards expire in 2031 through 2033.

The Company is subject to federal income tax and franchise tax of the state of California. Income tax returns for the years ended after December 31, 2013 are open to audit by the federal authorities and for the years ended after December 31, 2012 are open to audit by California state authorities.

There were no recorded interest or penalties related to uncertain tax positions as part of income tax for the years ended December 31, 2017, 2016, and 2015, respectively. The Company has determined that as of December 31, 2017 all tax positions taken to date are highly certain and, accordingly, no accounting adjustment has been made to the consolidated financial statements.